INVESTMENT PROPERTIES - Amounts recognized in the statement of income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Income from rentals	$ 360,610	$ 325,286	$ 228,325
Operating expenses due to:
Operating expenses due to:	61,658	60,334	39,191
Investment properties that generated income through rentals	26,225	37,394	28,813
Investment properties that did not generate income through rentals	$ 35,433	$ 22,940	$ 10,378